Schedule of direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Assets	R$ 79,379,103	R$ 63,002,149
Equity	23,374,389	11,251,505	R$ 11,361,932	R$ 10,013,440
Net income for the year	13,595,621	4,292,618	R$ 2,244,511
Total Investments	4,011,828	3,695,780
Panatlantica [Member]
IfrsStatementLineItems [Line Items]
Equity	190,321	59,879
Classified At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Equity	190,321	59,879
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Net income for the year	(41,568)	(30,856)
Other Investment [Member]
IfrsStatementLineItems [Line Items]
Equity	27,324	279
Net income for the year	18,410	(9,967)
Total Other Investment [Member]
IfrsStatementLineItems [Line Items]
Equity	27,324	279
Net income for the year	18,410	(9,967)
Total Investiments [Member]
IfrsStatementLineItems [Line Items]
Equity	3,849,647	3,535,906
Total Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Net income for the year	182,504	71,755
Investiments Properties [Member]
IfrsStatementLineItems [Line Items]
Equity	162,181	159,874
Arvedi Metalfer Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Assets	46,739	40,528
Liabilities	25,198	32,490
Equity	21,541	8,038
Net income for the year	3,265	(6,765)
Associates [member]
IfrsStatementLineItems [Line Items]
Assets	46,739	40,528
Liabilities	25,198	32,490
Equity	21,541	8,038
Net income for the year	3,265	(6,765)
M R S Logistica S A 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	5,046,851	4,175,249
Liabilities	3,240,312	2,567,882
Equity	1,806,539	1,607,367
Net income for the year	260,622	160,371
Fair Value M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity	410,144	421,888
Net income for the year	(11,747)	(11,747)
Transnordestina Logistica S A 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	4,885,994	4,657,691
Liabilities	3,771,760	3,497,587
Equity	1,114,234	1,160,104
Net income for the year	(45,870)	(28,952)
Fair Value Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Equity	271,116	271,116
Equimac S A 1 [Member]
IfrsStatementLineItems [Line Items]
Assets	20,155	7,536
Liabilities	11,727	301
Equity	8,428	7,235
Net income for the year	(608)	(329)
Joint Venture And Joint Operation [Member]
IfrsStatementLineItems [Line Items]
Assets	9,953,000	8,840,476
Liabilities	7,023,799	6,065,770
Equity	3,610,461	3,467,710
Net income for the year	R$ 202,397	R$ 119,343